STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

December 14, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 116 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment relates to Post-Effective Amendment No. 115 (the “485(a) Amendment”) to the Registration Statement, which was filed with the Commission pursuant to Rule 485(a)(2) under the Securities Act on October 14, 2016 in order to add a new series to the Fund, Lazard Real Assets and Pricing Opportunities Portfolio (f/k/a Lazard Real Assets Portfolio). The prospectus and statement of additional information included in the Amendment are marked to show changes from those included in the 485(a) Amendment.

The Amendment is being filed in order to respond to comments of the staff (the “Staff”) of the Commission on the 485(a) Amendment that were provided to the undersigned by Deborah O’Neal-Johnson of the Staff via telephone on November 23, 2016, file certain exhibits and make certain other revisions.

We are counsel to the Fund and in so acting have prepared the Amendment. We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc:	Lisa Goldstein
Max Vogel